Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

4. LEASES

The Group’s operating leases mainly related to various buildings. The total lease cost for the six months ended June 30, 2024 and 2025 was RMB8,859 and RMB7,453, comprised of operating lease expenses of RMB8,016 and RMB6,995, and short-term lease expenses of RMB843 and RMB458 respectively.